Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000005559 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005559 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005559 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005559 | California
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005559 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005559 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005559 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005559 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005559 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005559 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000005559 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000005559 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005559 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005559 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005559 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005559 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005559 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005559 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005559 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005559 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000005560 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005560 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005560 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005560 | California
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005560 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005560 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005560 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005560 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005560 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005560 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000005560 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000005560 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005560 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005560 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005560 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005560 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005560 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005560 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005560 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005560 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000193190 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193190 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193190 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193190 | California
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193190 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193190 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193190 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193190 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193190 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193190 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000193190 | Life Care/Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000193190 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193190 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193190 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000193190 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000193190 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193190 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193190 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193190 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193190 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	18.00%